Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
OPERATING ACTIVITIES
Net profit	$ 12,235,631	$ 12,987,436
Non-cash items:
Depreciation	14,237,637	10,622,505
Amortization of deferred dry dock expenditure	1,278,809	1,170,024
Share based compensation	653,019	714,369
Gain on disposal of vessels	(451,962)	0
Amortization of deferred finance charges	1,472,030	697,794
Changes in operating assets and liabilities:
Receivables, trade	6,301,419	(11,458,835)
Working capital advances	450,000	(975,000)
Prepayments	137,061	(476,566)
Advances and deposits	(1,677,262)	(1,374,957)
Other receivables	796	286,406
Inventories	(782,365)	(1,742,266)
Payables, trade	(3,766,029)	2,920,482
Charter revenue received in advance	943,208	1,043,246
Other payables	(2,838)	(229,035)
Accrued interest on loans	(447,760)	426,201
Deferred dry dock expenditure	(2,222,779)	(1,029,891)
Net cash provided by operating activities	28,358,615	13,581,913
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(269,087)	(128,083,707)
Payments for vessels under construction	0	(19,139,192)
Net proceeds from sale of vessels	37,612,414	0
Deposit for vessel acquisition	(17,250,000)	0
Payments for leasehold improvements	(483,999)	0
Payments for other non-current assets	(247,007)	(41,136)
Net cash provided by / (used in) investing activities	19,362,321	(147,264,035)
FINANCING ACTIVITIES
Proceeds from long-term debt	2,010,000	132,965,000
Repayments of long term debt	(10,276,444)	(10,761,298)
Repayments of capital leases	(27,097,348)	(819,570)
Payments for deferred finance charges	(4,163,309)	(1,302,302)
Net proceeds from equity offering	64,119,332	0
Repurchase of common stock	(2,993,931)	0
Payment of dividend	(6,299,392)	(4,391,120)
Net cash provided by financing activities	15,298,908	115,690,710
Net increase / (decrease) in cash and cash equivalents	63,019,844	(17,991,412)
Cash and cash equivalents at the beginning of the year	40,109,382	59,879,596
Cash and cash equivalents at the end of the period	$ 103,129,226	$ 41,888,184